CONDENSED STATEMENT OF CASH FLOWS	3 Months Ended
Mar. 31, 2026 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (139,635)
Changes in operating assets and liabilities:
Deferred transaction costs	(433,934)
Accounts payable and accrued expenses	375,501
Accrued legal fees	43,393
Due to related party	154,675
CASH USED IN OPERATING ACTIVITIES	0
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in cash	0
Cash, beginning of period	0
Cash, end of period	0
Supplemental disclosure of non-cash investing and financing activities:
Deferred transaction costs	160,511
Avalanche Treasury Company, LLC
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(26,780,242)
Adjustments to reconcile net loss to net cash used in operations:
Digital assets received from staking rewards	(2,093,347)
USDC received recorded as other income	(21,059)
Digital assets disposed of through staking fees	28,779
Non-cash payments of USDC	3,600
Change in fair value of digital assets - AVAX	46,192,584
Change in fair value of token sale liability	(24,807,903)
Realized loss on digital assets - AVAX	477,431
Impairment of digital assets - stAVAX	5,059,757
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	1,018,819
Prepaid expense	17,169
Due from related party	(154,675)
CASH USED IN OPERATING ACTIVITIES	(1,059,087)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of USDC	1,000,000
Net cash used in investing activities	1,000,000
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred transaction costs	(477,663)
Net cash provided by financing activities	(477,663)
Net change in cash	(536,750)
Cash, beginning of period	1,758,802
Cash, end of period	1,222,052
Supplemental disclosure of non-cash investing and financing activities:
Deferred transaction costs	1,215,075
Subscription receivable, change in fair value related to subscription receivable collected	527,720
Subscription receivable, digital assets received at fair value	$ 270,027